Frank Value Fund Investment Strategy - Frank Value Fund	Nov. 01, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The Fund’s principal investment strategy is value investing. The Fund invests in common stock of U.S. companies that the Fund’s adviser, Frank Capital Partners LLC (the “Adviser”), believes are underpriced based on the company’s intrinsic value. The Adviser defines intrinsic value as the price an intelligent and informed business owner would pay for the enterprise, and is independent from the current selling price in the stock markets.

The Adviser uses quantitative analysis to identify undervalued companies, examining such traditional value criteria as:

•	price-to-earnings, price-to-book value and price-to-cash flow ratios;
•	the discounted value of future cash flows;
•	acquisition values of similar companies; and
•	the value stockholders would receive if the company was liquidated.

The Adviser then performs subjective analysis, including the review of trade magazines, annual reports, and regulatory filings. The Adviser considers the future growth potential of the company, its products and services, its industry position, and the quality of its management before making a final determination of the company’s intrinsic value.

The Fund invests in common stocks of companies that have strong financial positions, evidenced by balance sheets without significant debt or other liabilities compared to cash reserves. The Adviser believes financial markets place undue emphasis on a company’s income, often ignoring the balance sheet. Therefore, companies with strong balance sheets may have significantly discounted market prices. The Fund may invest in companies regardless of size, including small- and micro-cap companies. The Adviser sells common stocks when the market price exceeds its estimate of intrinsic value.

From time to time the Fund may be invested more heavily in a particular sector if the Adviser determines that companies in that sector present the best value. The Adviser may invest in “special situation” companies, including spin-offs and companies recently emerging from bankruptcy. The Fund may hold a significant portion of its assets in cash and cash equivalents if sufficient value opportunities are not present in the market.